UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

811-03877
 (Investment Company Act file number)

Z Seven Fund, Inc.
(Exact name of registrant a specified in charter)

1819 S. Dobson Road
Suite 207
Mesa, Arizona 85202-5656
Attention: Barry Ziskin

(Address of principal executive offices)   (Zip code)

Thomas R. Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174

(Name and address of agent for service)

480-820-7482
(Registrant’s telephone number, including area code)

December 31st
(Date of fiscal year end)

July 1, 2009 to June 30, 2010
(Date of reporting period)

Item 1.  Proxy Voting Record.

Z-Seven Fund
--------------------------------------------------------------------------------------------------------------------------
 FACTSET RESEARCH SYSTEMS INC.                                                               Agenda Number:  933159128
--------------------------------------------------------------------------------------------------------------------------
    Security:  303075105                                                             Meeting Type:  Annual
      Ticker:  FDS                                                                   Meeting Date:  15-Dec-2009
        ISIN:  US3030751057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       SCOTT A. BILLEADEAU                                       Mgmt          For                            For
       PHILIP A. HADLEY                                          Mgmt          For                            For
       JOSEPH R. ZIMMEL                                          Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF THE ACCOUNTING               Mgmt          For                            For
       FIRM OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING AUGUST 31, 2010.

--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  702203213
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2010
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST           Registration  For                            Against
       BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
       OWNER BEFORE THE RECORD DATE. PLEASE ADVISE
       US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
       COMPANY REGISTRAR HAS DISCRETION OVER GRANTING
       VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE,
       A SECOND NOTIFICATION WILL BE ISSUED REQUESTING
       YOUR VOTING INSTRUCTIONS

--------------------------------------------------------------------------------------------------------------------------
 NOVARTIS AG, BASEL                                                                          Agenda Number:  702231452
--------------------------------------------------------------------------------------------------------------------------
    Security:  H5820Q150                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Feb-2010
        ISIN:  CH0012005267
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 610175, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       Blocking of registered shares is not a legal              Non-Voting
       requirement in the Swiss market, specific policies
       at the individual sub-custodians may vary.
       Upon receipt of the voting instruction, it
       is possible that a marker may be placed on
       your shares to allow for reconciliation and
       re-registration following a trade. If you have
       concerns regarding your accounts, please contact
       your client service representative.

A.1    Approval of the annual report, the financial              Mgmt          For                            For
       statements of Novartis AG and the group consolidated
       financial statements for the business year
       2009

A.2    Discharge from liability of the Members of the            Mgmt          For                            For
       Board of Directors and the Executive Committee

A.3    Appropriation of available earnings of Novartis           Mgmt          For                            For
       AG as per balance sheet and declaration of
       dividend

A.4.1  Amendments to the Articles of Incorporation               Mgmt          For                            For
       - Implementation of the Book Entry Securities
       Act

A.4.2  Amendments to the Articles of Incorporation               Mgmt          For                            For
       - Introduction of a Consultative Vote on the
       Compensation System

A.5.A  Re-election of Marjorie M.T. Yang, for a 3 year           Mgmt          For                            For
       term

A.5.B  Re-election of Daniel Vasella, M.D., for a 3              Mgmt          For                            For
       year term

A.5.C  Re-election of Hans-Joerg Rudloff, for a 1 year           Mgmt          For                            For
       term

A.6    Election of PricewaterhouseCoopers as Auditor             Mgmt          For                            For
       of Novartis AG for 1 year

B.     If shareholders at the Annual General Meeting             Mgmt          For                            For
       propose additional and/or counterproposals,
       I/we instruct the Independent Proxy to vote
       according to the proposal of the Board of Directors

--------------------------------------------------------------------------------------------------------------------------
 PETMED EXPRESS, INC.                                                                        Agenda Number:  933114023
--------------------------------------------------------------------------------------------------------------------------
    Security:  716382106                                                             Meeting Type:  Annual
      Ticker:  PETS                                                                  Meeting Date:  31-Jul-2009
        ISIN:  US7163821066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MENDERES AKDAG                                            Mgmt          For                            For
       FRANK J. FORMICA                                          Mgmt          For                            For
       GIAN M. FULGONI                                           Mgmt          For                            For
       RONALD J. KORN                                            Mgmt          For                            For
       ROBERT C. SCHWEITZER                                      Mgmt          For                            For

2      RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.

--------------------------------------------------------------------------------------------------------------------------
 RATHBONE BROTHERS PLC, LONDON                                                               Agenda Number:  702143051
--------------------------------------------------------------------------------------------------------------------------
    Security:  G73904107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  19-Nov-2009
        ISIN:  GB0002148343
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Rathbones Brothers Savings          Mgmt          For                            For
       Related Share Option Plan 2009

--------------------------------------------------------------------------------------------------------------------------
 RATHBONE BROTHERS PLC, LONDON                                                               Agenda Number:  702326504
--------------------------------------------------------------------------------------------------------------------------
    Security:  G73904107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-May-2010
        ISIN:  GB0002148343
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the report of the Directors and the audited         Mgmt          For                            For
       accounts for the YE 31 DEC  2009

2      Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2009

3      Election of Kate Avery as a Director of the               Mgmt          For                            For
       Company

4      Election of Kathryn Matthews as a Director of             Mgmt          For                            For
       the Company

5      Re-elect Caroline Burton as a Director of the             Mgmt          For                            For
       Company

6      Re-elect Richard Lanyon as a Director of the              Mgmt          For                            For
       Company

7      Re-elect Andrew Morris as a Director of the               Mgmt          For                            For
       Company

8      Re-elect Andy Pomfret as a Director of the Company        Mgmt          For                            For

9      Re-elect Richard Smeeton as a Director of the             Mgmt          For                            For
       Company

10     Appointment of KPMG Audit Plc as the Auditors             Mgmt          For                            For
       until the conclusion of the

11     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

12     Authorize, in accordance with Section 366 of              Mgmt          For                            For
       the Companies Act 2006, the      Company and
       any Company which is becomes a subsidiary of
       the Company during   the period to which this
       resolution relates: to make donations to political
       parties or independent election candidates,
       to make donations to political    organizations
       other than political parties, and to incur
       political            expenditure, the aggregate
       amount of such donations and expenditure shall
       not exceed GBP 50,000 and the amount authorized
       under this CONTD.

-      CONTD. resolution and also be limited to such             Non-Voting
       amount;  Authority expires the  earlier of
       the conclusion of the next AGM of the Company
       or 15 months ; the   Company has a policy that
       it does not make political parties, political
       organization, independent election candidates
       and the Board will not use      these authorities,
       if given, to do so however, the Companies Act
       2006         includes Board and ambiguous definitions
       of political donations and           expenditure,
       which may the effect of covering some normal
       business            activities, CONTD.

-      CONTD.  and therefore presents potential for              Non-Voting
       inadvertent or technical breach, the Board
       therefore considers that it would be prudent
       to obtain shareholder  approval for the Company
       to make donations to political parties, political
       organization, independent election candidates
       and to incur political          expenditure
       up to the specified limit in the forthcoming
       year

13     Authorize the Directors in accordance with Section        Mgmt          For                            For
       551 of the Companies Act   2006  the Act  to
       exercise all the powers of the Company to allot
       shares in   the Company and to grant rights
       to subscribe for or to convert any security
       into such shares; up to an aggregate nominal
       amount of GBP 710,000, and       comprising
       equity securities  Section 560 of the Act ,
       up to further          aggregate nominal amount
       of GBP 710,000 in connection with an offer
       by way of a rights issue,  Authority expires
       the earlier the conclusion CONTD.

-      CONTD. of the next AGM or 15 months ; the authorities     Non-Voting
       shall in each case      still permit the Company
       to make allotment of relevant securities in
       respect  of offers or agreements made before
       such expiry, which would or might require relevant
       securities to be allotted after such expiry,
       all previous            authorities to Directors
       pursuant to Section 80 of the Companies Act
       1985,    for, the purposes of this resolution;
       in this resolution is proposed annually in
       order to provide a measure of CONTD.

-      CONTD. authority to the Directors to allot ordinary       Non-Voting
       shares, limited to        approximately 33%
       of the issued share capital of the Company
       at 23 FEB 2010,  in circumstances defined by
       the resolution so as to enable them to respond,
       in the interests of the Company, to any appropriate
       opportunities that may    arise; in addition,
       this resolution seeks to authorize the Directors
       to allot more ordinary shares, limited to the
       amount set out in this resolution being  approximately
       a further 33% of the issued share capital of
       the Company at 23  FEB 2010, this authority
       may be used for fully pre-emptive rights issues;
       as  at 23 FEB 2010, the Company does not hold
       any shares in the capital of the    Company
       in treasury

S.14   Authorize the Directors, pursuant to Sections             Mgmt          For                            For
       570 and 573 of the Companies    Act 2006  the
       Act  to allot equity securities  Section 560
       of the Act ,       payment for which is to
       be wholly in cash: pursuant to the authority
       given by the Resolution 13, in connection with
       any rights issue, open offer or other   pre-emptive
       offer, open for acceptance for a period determined
       by the         Directors to the holders of
       ordinary shares on the register on any fixed
       record date in proportion to their holdings
       of ordinary shares  and, if       CONTD.

-      CONTD. applicable, to the holders of any other            Non-Voting
       class of equity security in    accordance with
       the rights attached to such class  subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in     relation to fractions of such securities,
       the issue, transfer and/or holding  of any
       securities in certificated form or in un certificated
       form, the use of 1 or more currencies for making
       payments in respect of such offer, any such
       shares or other securities being represented
       by depositary receipts, treasury CONTD.

-      CONTD. shares or any legal or practical problems          Non-Voting
       arising under the laws of,   or the requirements
       of any regulatory body or any stock exchange
       in, any      territory; and other than pursuant
       to this resolution, up to an aggregate
       nominal amount of GBP 105,000, and pursuant
       to the authority given by the     Resolution
       13 in connection with a rights issue as if
       Section 561 of the Act  did not apply to any
       such allotment, references herein to the allotment
       of    equity securities shall include the sale
       of treasury shares  within the       meaning
       of CONTD.

-      CONTD. Section 724(5) of the Act ,  Authority             Non-Voting
       expires the earlier of the      conclusion
       of the Company's next AGM or 15 months   or
       adjournment thereof  , notwithstanding such
       expiry, the authority shall still permit the
       Company to  make allotments of equity securities
       to be allotted after such expiry, all    previous
       disapplications of Section 89(1) of the Companies
       Act 1985 pursuant  thereto, renewal of this
       limited authority will enable the Directors
       to issue shares, in the interests of the Company,
       in response to any CONTD.

-      CONTD. appropriate opportunities that may arise,          Non-Voting
       for transactions of a        substantial nature
       involving the allotment of shares, it is normal
       for the UK Listing Authority or company law
       to require shareholder approval for the
       specific transaction notwithstanding this
       general authority

S.15   Authorize the Directors pursuant to Section               Mgmt          For                            For
       701 of the Companies Act 2006     the Act
       general and unconditional authority to make
       market purchases         Section 693 of the
       Act  of any of its ordinary shares of 5p each
       upon and     subject to the conditions: a)
       the maximum number of ordinary shares in the
       Company hereby authorized to be acquired
       is 2,100,000 shares  being           approximately
       5% of the issued share capital of the Company
       at 28 FEB 2010 ;  the minimum price which may
       be paid for an ordinary share is 5p, CONTD.

-      CONTD. the maximum price which may be paid for            Non-Voting
       an ordinary share is the       higher of an
       amount equal to 108% of the average of the
       middle market         quotations for an ordinary
       share taken from the London Stock Exchange
       Daily   Official List for the live business
       days immediately preceding the day on     which
       the share is purchased and the amount stipulated
       by an Article 6(1) of  the Buy-Back and the
       stabilization regulation 2009  in each case,
       exclusive   of expenses); and  Authority expires
       the earlier of the conclusion of the     CONTD.

-      CONTD. Company's Next AGM  of adjournment thereof         Non-Voting
       or 15 months ; the Company may at any time
       prior to the expiry of such authority enter
       into a contract   for the purchase of ordinary
       shares which would or might be completed partly
       of the expiry of such authority and may complete
       a purchase of ordinary       shares in pursuance
       of any such contract this second special resolution
       is to renew the authority granted to the Directors
       at the AGM on 07 MAY 2009        purchase the
       Company's own ordinary shares under CONTD.

-      CONTD. certain stringent conditions, the authority        Non-Voting
       will be used only when the Directors consider
       that it would be advantageous to the Company
       and effect    would be to enhance earnings
       per share; shares purchased will be held as
       treasury shares as specified in Section
       724(6) of the Act at 23 FEB 2010      there
       were options outstanding to subscribe for 777,214
       new ordinary shares   in the Company; this
       represents 1.8% of the issued ordinary share
       capital of  the Company at the date it would
       represent approximately 1.9% if the
       authority to buy back shares under this resolution
       were used in full

S.16   Approve that any general meeting of the Company           Mgmt          For                            For
       other than AGM, may be        convened by the
       giving of not less than 14 clear days notice

S.17   Adopt the new Articles of Association in substitution     Mgmt          For                            For
       for, and to exclusion   of existing Articles
       of Association of the Company, with effect
       from the      conclusion of the meeting, as
       specified

S.18   Ratify the payment of any and all final and               Mgmt          For                            For
       interim dividends by the Company  in each of
       the 12 FYE on 31 DEC 2009  other than the FYE
       31 DEC 2002, 31 DEC  2006 and 31 DECE 2007
       the Relevant Dividends , paid to current
       and former   shareholders of the Company for
       the financial period in which each such
       Relevant Dividend was paid  to such payment;
       any and all claims which the     Company may
       have in respect of the payment of any Relevant
       Dividend against   its current and former shareholders
       who CONTD.

-      CONTD. appeared on the register of shareholders           Non-Voting
       on the relevant record date   for each such
       Relevant Dividend be released and a deed of
       release in favor of such shareholders be entered
       into by the Company as specified and thereafter
       be delivered to the Secretary of the Company
       for retention on behalf of the   said current
       and former shareholders  the Release ; any
       distribution involved in the giving of the
       Release in relation to any particular Relevant
       Divided   be made out of the profits appropriated
       to such Relevant CONTD.

-      CONTD. Dividend pursuant to this resolution               Non-Voting
       by reference to a record date     identical
       to the record date for that Relevant Dividend,
       and any and all      claims which the Company
       may have against its Directors  both current
       and     former  either in respect of the payment
       of any Relevant Dividend or in       respect
       of any breach of duty owed by such Directors
       to the Company arising   out of the payment
       of any Relevant Dividend be and they are hereby
       released   and that a deed of release in favor
       of the Company's Directors be entered as  CONTD.

-      CONTD. specified and thereafter be delivered              Non-Voting
       to the Secretary of the Company  for retention
       on behalf of the said Directors, as specified
       in the Directors' report, following the identification
       of a technical irregularity regarding    the
       timing of intra-group movements of reserves
       and the historic payment of   dividends by
       the Company such dividends were paid at a time
       when the relevant accounts of the Company for
       the purposes of the Companies Acts did not
       show   sufficient distributable reserves, this
       resolution  which is CONTD.

-      CONTD. proposed in 4 linked parts  asks shareholders      Non-Voting
       to: approve the          appropriation of the
       historic profits of the Company to the dividend
       payment  concerned, and release the current
       and former shareholders and Directors from
       any claim by the Company for repayment of the
       Relevant Dividends, the purpose of the resolution
       is to put the shareholders and Directors into
       the position  in which they were always intended
       to be, all of the Directors who are
       shareholders  holding in aggregate 2.0% of
       the ordinary shares of the Company  will not
       be voting on this resolution in view of their
       interest in the       subject matter of the
       proposal

--------------------------------------------------------------------------------------------------------------------------
 RPS GROUP PLC                                                                               Agenda Number:  702322316
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7701P104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-May-2010
        ISIN:  GB0007594764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       of the Company for the FYE 31 DEC 2009 and
       the reports of the Director and Auditors thereon,
       and the     auditable part of the Director
       remuneration report

2      Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2009 of 219p per ordinary share   in the capital
       of the Company payable on 27 MAY 2010 to shareholders
       on the   register at close of business on 16
       APR 2010

3      Receive and approve the report on remuneration            Mgmt          For                            For
       for the FYE 31 DEC 2009

4      Re-elect Alan Hearne as a Director                        Mgmt          For                            For

5      Re-elect Peter Dowen as a Director                        Mgmt          For                            For

6      Re-elect John Bennett as a Director                       Mgmt          For                            For

7      Re-elect Brook Land as a Director                         Mgmt          For                            For

8      Re-appoint of BDO LLP as Auditors of the Company          Mgmt          For                            For
       to hold office from the      conclusion of
       the meeting until the conclusion of the next
       AGM of the Company at which account are laid
       and that the Directors be authorised to determine
       their remuneration

9      Authorize the Directors under section 80 of               Mgmt          For                            For
       the Companies Act 1985, in        accordance
       with section 551 of the Companies Act 2006
       to exercise all the     powers of the Company
       to allot shares in the Company or to grant
       right to     subscribe for or to convert any
       security into shares in the Company up to an
       aggregate nominal amount of GBP2,150,000;
       Authority expires 15 months from   the date
       of passing of this resolution or, if earlier
       at the conclusion of    the next AGM of the
       Company ; the Company may before the expiry
       of such       period make offer of agreements
       which would or might requires shares to be
       allotted or rights to subscribe for or to
       convert security into CONTD.

-      CONTD. shares to be granted after the expiry              Non-Voting
       of such period and the Directors may allot
       shares or grant such rights pursuant to such
       offers or agreements   as if the authority
       conferred hereby had not expired

S.10   Authorize the Directors subject to the passing            Mgmt          For                            For
       of Resolution 9, in            substitution
       for all existing authorities under section
       95 of the 1985 Act,   to allot equity securities
       within the meaning of Section 560 of the Act
       of  the Company for cash pursuant to section
       570 of the Act, and the authority    granted
       by Resolution 9 and to sell ordinary shares
       held by the Company as    treasury shares for
       cash pursuant to Section 573 of the Act as
       if Section     561(1) of the Act did not apply
       to such allotment or sale, provided this
       powers shall be limited to i) the allotment
       of equity securities or sale of   treasury
       shares in connection with an offer  whether
       by way of a right issue, open offer or otherwise
       of equity securities, to holders of ordinary
       shares  in the capital of the Company CONTD.

-      CONTD. in proportion to the respective numbers            Non-Voting
       of ordinary shares held by     them and, to
       holders of other equity securities or, subject
       to such rights as the Directors otherwise consider
       necessary

S.11   Authorize the Company to make 1 or more market            Mgmt          For                            For
       purchases of its own shares

S.12   Adopt new Articles of Association                         Mgmt          For                            For

S.13   Approve the convening of general meetings on              Mgmt          For                            For
       not less than 14 days notice

--------------------------------------------------------------------------------------------------------------------------
 TECHNE CORPORATION                                                                          Agenda Number:  933147274
--------------------------------------------------------------------------------------------------------------------------
    Security:  878377100                                                             Meeting Type:  Annual
      Ticker:  TECH                                                                  Meeting Date:  29-Oct-2009
        ISIN:  US8783771004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS E. OLAND                                           Mgmt          No vote                        *
       ROGER C. LUCAS PHD                                        Mgmt          No vote                        *
       HOWARD V. O'CONNELL                                       Mgmt          No vote                        *
       RANDOLPH C STEER MD PHD                                   Mgmt          No vote                        *
       ROBERT V. BAUMGARTNER                                     Mgmt          No vote                        *
       CHARLES A. DINARELLO MD                                   Mgmt          No vote                        *
       KAREN A. HOLBROOK, PHD                                    Mgmt          No vote                        *
       JOHN L. HIGGINS                                           Mgmt          No vote                        *

02     TO SET THE NUMBER OF DIRECTORS AT EIGHT.                  Mgmt          No vote                        *

--------------------------------------------------------------------------------------------------------------------------
 UCB SA, BRUXELLES                                                                           Agenda Number:  702133101
--------------------------------------------------------------------------------------------------------------------------
    Security:  B93562120                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Nov-2009
        ISIN:  BE0003739530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 621178 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Acknowledgment of and discussion on a special             Non-Voting
       report by the Board of Directors in accordance
       with Articles 583, 596 - applied on an ad hoc
       basis - and 602 of the Belgian Companies Code
       regarding the attachment to the Bonds (as defined
       and described in item 2 below) of a right to
       convert the Bonds into up to a maximum of 12,904,558
       new ordinary shares of the Company

1.2    Acknowledgment of and discussion on a report              Non-Voting
       by the Statutory Auditors of the Company in
       accordance with Article 596 - applied on an
       ad hoc basis - and 602 of the Belgian Companies
       Code regarding the attachment to the Bonds
       of a right to convert the Bonds into up to
       a maximum of 12,904,558 new ordinary shares
       of the Company

2.     Approve the attachment of a conversion right              Mgmt          For                            For
       to the senior unsecured bonds due 2015 [the
       'Bonds'] which have been issued by the Company
       for an aggregate principal amount of EUR 500
       million and placed with institutional investors
       following an accelerated book-building procedure
       on 30 SEP 2009 and an over-allotment option
       granted to the banks managing the placement
       and exercised on the 01 OCT 2009; consequently,
       as far as necessary and applicable, acknowledge
       the cancellation of the preferential subscription
       rights of the shareholders; the conversion
       shall be permitted in accordance with and subject
       to the terms and conditions set forth in annex
       to the special report of the Board of Directors
       referred to above in item 1.1 (the "Terms and
       Conditions")

3.I    Approve, as a consequence of the attachment               Mgmt          For                            For
       of the conversion right to the Bonds: to increase
       the share capital of the Company, subject to
       and to the extent of the conversion of Bonds
       into new shares in accordance with the terms
       and conditions, to up to a maximum amount of
       EUR 38,713,674 (being EUR 3.00 per share issued)
       by means of a contribution in kind of bonds
       presented to the Company, through the issuance
       of maximum 12,904,558 ordinary shares without
       nominal value (the 'Contribution in Kind'),
       with the same rights and benefits as the existing
       ordinary shares of the Company, which will
       participate in the profits of the Company on
       the same footing as existing shares

3.II   Approve, as a consequence of the attachment               Mgmt          For                            For
       of the conversion right to the Bonds, to allocate
       the remaining value of the Contribution in
       Kind, i.e. an amount of maximum EUR 461,286,326
       (being EUR 35.746 per share issued), subject
       to adjustments in accordance with the terms
       and conditions, to the issuance premium account
       of the Company, which is an account that provides
       the same guarantee to third parties as the
       one provided by the share capital of the Company
       and that may not be abolished nor the amounts
       it contains be distributed except further to
       a resolution by the Shareholders Meeting resolving
       in accordance with the requirements referred
       to in Article 612 of the Belgian Companies
       Code

4.i    Approve: pursuant to Article 556 of the Belgian           Mgmt          For                            For
       Companies Code, to provide to bondholders,
       in accordance with the terms and conditions
       of the bonds, certain rights likely to affect
       the Company' assets or which could give rise
       to a debt of or a commitment by the Company,
       subject to a change of control over the Company;

4.ii   Approve: pursuant to Article 556 of the Belgian           Mgmt          For                            For
       Company Code, the provision granting to the
       holders of bonds that the Company may issue
       through a public offering, before 31 DEC 2009,
       denominated in EUR, with a maturity not exceeding
       10 years, the right to obtain the redemption,
       or the right to require the repurchase, of
       such bonds in an amount not in excess of 102%
       of the outstanding principal amount plus accrued
       and unpaid interest of such bonds, in the event
       of a take-over bid or a change of control of
       the Company, as would be provided in the terms
       and conditions relating to such bonds; if such
       bond issue would be launched after the date
       of this general shareholders' meeting, it would
       be disclosed through a press release, which
       would summarize the applicable change of control
       provision and mention the total amount of bonds
       and notes already issued by the Company that
       are subject to a change of control provision
       approved under this resolution

5.I    Authorize the Board of Directors of the Company           Mgmt          For                            For
       and the Boards of its direct subsidiaries,
       for a period of 5 years starting after the
       date of the general shareholders' meeting which
       will deliberate this point, to acquire shares
       of UCB, up to maximum 20% of the issued shares,
       for exchange values equivalent to the closing
       price of the UCB share on Euronext Brussels
       on the day immediately preceding the acquisition,
       plus a maximum of 15% or minus a maximum of
       15%, taking also into account any applicable
       legal requirement

5.II   Approve to add the specified paragraph at the             Mgmt          For                            For
       end of Article 12 of the Articles of Association

6.I    Appoint Sir Tom McKillop as a Director, for               Mgmt          For                            For
       the period provided by Article 15 of the Articles
       of Association, i.e. until after the AGM of
       2012

6.II   Acknowledge that Sir Tom McKillop fulfills the            Mgmt          For                            For
       independence criteria mentioned in Article
       526ter of the Companies Code; and that he is
       appointed as an Independent Director in the
       meaning of this legal provision

7.1.I  Authorize 2 Members of the Executive Committee            Mgmt          For                            For
       or 1 Member of the Executive Committee and
       the Secretary General of the Company, acting
       jointly, to determine in accordance with the
       resolutions above as adopted by the Shareholders
       Meeting, the exact amount of each capital increase
       and the exact number of shares to be issued

7.1II  Authorize 2 Members of the Executive Committee            Mgmt          For                            For
       or 1 Member of the Executive Committee and
       the Secretary General of the Company, acting
       jointly, to have the realization of each capital
       increase recorded before a notary public, to
       allocate the conversion price of the Bonds
       as referred to above and to subsequently amend
       the Articles of Association with respect to
       the amount of the share capital and the number
       of shares

7.2    Authorize the notary public, with right of substitution,  Mgmt          For                            For
       to amend, to the extent necessary, as a result
       of the amendments to the Articles of Association
       relating to the capital increase and to the
       disposal of own shares, the records of the
       Company held with the register of legal entities
       and to carry out any other formalities required
       further to the capital increase

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z Seven Fund, Inc.

(Registrant)

  /s/ Barry Ziskin
By (Signature and Title)
Name:  Barry Ziskin
Title:     Principal Executive Officer

August 31, 2010
Date